Long-Term Debt and Other Financial Liabilities, Hamburg Commercial Bank AG Loan Facility/Settlement Agreement (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Jul. 17, 2020	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 26, 2020	Sep. 01, 2015
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 180,320	$ 22,500	$ 6,422
Settlement amount			132,058	52,514	17,598
Balance outstanding			218,551	173,289
Gain on debt refinancing			$ 0	$ 5,144	$ 0
HCOB Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity							$ 44,430
Proceeds from drawdown		$ 44,430
Maturity date				Jun. 30, 2020
Settlement amount	$ 23,500
Balance outstanding						$ 29,056
Gain on debt refinancing				$ 5,144
HCOB Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			3.75%